Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE PORTFOLIO TRUST
CIK	dei_EntityCentralIndexKey	0000088063
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 26, 2017
Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2017
Prospectus Date	rr_ProspectusDate	Oct. 30, 2017